Earnings / (loss) per share	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Earnings / (loss) per share
39.
Earnings / (loss) per share

	For the year ended March 31,
	2021**	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
The following reflects the loss and share data used for the basic and diluted EPS computations:

Loss attributable to equity holders of the parent	(7,818)	(16,077)	(4,817)	(59)
Add: Loss attributable to one class B share @	—	551	56	1
Add: Loss attributable to one class D share ^	—	437	44	1
Loss attributable to equity holders of Class A and C for basic and diluted earnings	(7,818)	(15,089)	(4,717)	(57)

Loss per share: Basic and Diluted
Equity shares (in INR)	(19.49)	—	—	—
Equity shares: Class A shares (in INR and USD, par value of USD 0.0001)	—	(40.82)	(12.32)	(0.15)
Equity shares: Class C shares (in INR and USD, par value of USD 0.0001)	—	(40.82)	(12.32)	(0.15)

	For the year ended March 31,
	2021**	2022	2023
Weighted average number of equity shares in calculating basic EPS*#
Weighted Average number of shares of RPPL	401,122,836	127,082,377	—
Class A shares of the Company	—	170,901,108	264,167,259
Class C shares of the Company	—	71,666,828	118,363,766
Weighted average number of equity shares in calculating basic EPS	401,122,836	369,650,313	382,531,025

*The weighted average number of ordinary shares outstanding for the year ended March 31, 2023 and 2022:

(a) the number of ordinary shares outstanding from April 1, 2021 to August 23, 2021 is computed on the basis of the weighted average number of ordinary shares of RPPL outstanding during the period multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share); and

(b) the number of ordinary shares outstanding from August 24, 2021 to March 31, 2022 and April 1, 2022 to March 31, 2023 is the actual number of ordinary shares of the Company outstanding during that period.

**The earnings per share disclosed for the year ended March 31, 2021 is calculated by dividing:

(a) Profit or loss of RPPL attributable to ordinary shareholders; by

(b) RPPL's historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share).

@ Class B share is not the most subordinate to other classes of equity instruments as per IAS 33. Refer Note 17 for terms of Class B share.

^ Class D share is a redeemable share and therefore, is not considered as ordinary shares as per IAS 33. Refer Note 17 for terms of Class D share.

#Since the effect of all potential equity shares was anti-dilutive in year ended March 2023, 2022 and 2021, it has not been considered for the purpose of computing diluted earnings per share.